Goodwill and Other Intangible Assets (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) market	Dec. 31, 2017 USD ($) reportingunit market	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Impairment Testing Assumptions [Line Items]
Number of reporting units | reportingunit		8
Proceeds from dispositions		$ 11	$ 20	$ 383
Gain on sales of businesses				139
Goodwill disposed				$ 217
Network Ten [Member]
Impairment Testing Assumptions [Line Items]
Purchase price	$ 124
FCC Licenses Impairment Test Television Stations [Member]
Impairment Testing Assumptions [Line Items]
Number of markets with book value of FCC licenses | market		14
Number of markets for which the qualitative assessment was performed | market	11	11
Build-up period		5 years
Discount rate		7.50%
Perpetual nominal growth rate	2.00%	2.00%
Number of markets fair value exceeds carrying value | market	3	3
Qualitative Assessments [Member]
Impairment Testing Assumptions [Line Items]
Number of reporting units | reportingunit		7
Goodwill Impairment Test [Member] | CBS Sports Network Reporting Unit [Member]
Impairment Testing Assumptions [Line Items]
Discount rate		8.50%
Perpetual nominal growth rate	2.00%	2.00%